3. EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Equipment
	As of March 31, 2016 (Unaudited)	As of December 31, 2015
Automobile	$41,805	$41,805
Laboratory Equipment	36,822	36,822
Office Equipment	6,466	6,466
Less: Accumulated Depreciation	(23,174)	(18,989)
Total Property and Equipment, net	$61,919	$66,104

	As of December 31, 2015	As of December 31, 2014
Automobile	$41,805	$41,805
Laboratory Equipment	36,822	—
Office Equipment	6,466	5,560
Less: Accumulated Depreciation	(18,989)	(4,174)
Total Property and Equipment	$66,104	$43,191